SETTLEMENT AGREEMENT AND STIPULATION	12 Months Ended
Apr. 30, 2017
Notes to Financial Statements
NOTE 9 – SETTLEMENT AGREEMENT AND STIPULATION

On October 28, 2016, the Company entered into a Settlement Agreement and Stipulation (the “Settlement Agreement”) with Rockwell Capital Partners, Inc. (“RCP”). Pursuant to the Settlement Agreement, as amended, RCP purchased certain outstanding payables between the Company and designated vendors totaling $84,782 (the “Payables” or “Claims”) and exchanged the portion of such Payables assigned for a Settlement Amount payable in common shares of the Company.

In settlement of the Claims, the Company issued and delivered to RCP, in multiple tranches, shares of the Company’s common stock (“Common Stock”), subject to adjustment and ownership limitations as set forth in the Settlement Agreement, sufficient to satisfy the Claims amount at a 50% discount to market based on the market price during the valuation period as defined in the Settlement Agreement. We identified this conversion feature as a derivative and estimated the fair value of the derivative using a multinomial lattice model simulation and considering the existence of a tainted equity environment. (See Note 11). The Company also issued 7,000,000 shares of Common Stock as a settlement fee on October 31, 2016.

On October 28, 2016, a circuit court in Florida issued an order confirming the fairness of the terms of the Settlement Agreement within the meaning of exemption from registration provided by Section 3(a) (10) of the Securities Act of 1933.

The Company’s creditors received a total of $84,782 pursuant to the Settlement Agreement, and the Company issued to RCP a total of 489,000,000 shares of the Company’s common stock in conversion of $84,782 note principal. The Settlement Agreement was terminated in March 2017.